Segment Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended						4 Months Ended		12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Jun. 15, 2014	Mar. 23, 2014	Dec. 29, 2013	Jun. 16, 2013	Mar. 24, 2013	Oct. 05, 2014	Oct. 06, 2013	Dec. 28, 2014 item	Dec. 29, 2013	Nov. 14, 2012
Segment Information
Number of complementary store banners										2
Net sales	$ 378,550	$ 839,336	$ 828,071	$ 735,016	$ 742,800	$ 755,943	$ 690,158	$ 1,131,821	$ 1,021,392	$ 3,534,244	$ 3,210,293
Cost of sales, distribution and store occupancy	333,787	714,325	699,886	630,427	634,999	642,528	590,250	962,317	868,580	3,006,955	2,736,357
Operating and administrative expenses	51,722									438,528	387,133
Income (loss) from operations	(6,959)	21,010	26,694	12,231	16,124	24,952	14,332	28,826	31,395	88,761	86,803
Total assets		1,729,292			1,599,541					1,729,292	1,599,541
Equity investment in joint venture		11,924			10,948					11,924	10,948
Goodwill		611,242			611,242					611,242	611,242
Capital expenditures	3,426									117,399	55,093
Depreciation, Depletion and Amortization	15,953									64,194	60,759
Predecessor
Segment Information
Net sales												2,664,162
Cost of sales, distribution and store occupancy												2,265,154
Operating and administrative expenses												364,499
Income (loss) from operations												34,509
Capital expenditures												46,779
Depreciation, Depletion and Amortization												44,045
Corporate / Other
Segment Information
Cost of sales, distribution and store occupancy	912									8,155	7,400
Operating and administrative expenses	11,913									60,701	49,868
Income (loss) from operations	(12,825)									(68,856)	(57,268)
Total assets		(114,782)			(257,831)					(114,782)	(257,831)
Intercompany receivable (payable)		(187,204)			(324,095)					(187,204)	(324,095)
Equity investment in joint venture		11,924			10,948					11,924	10,948
Capital expenditures	306									5,642	4,842
Depreciation, Depletion and Amortization	1,138									10,130	9,059
Corporate / Other | Predecessor
Segment Information
Cost of sales, distribution and store occupancy												5,049
Operating and administrative expenses												85,281
Income (loss) from operations												(90,330)
Capital expenditures												3,901
Depreciation, Depletion and Amortization												9,755
Smart & Final
Segment Information
Net sales	291,126									2,668,933	2,425,346
Cost of sales, distribution and store occupancy	255,034									2,252,698	2,050,197
Operating and administrative expenses	33,391									319,864	284,025
Income (loss) from operations	2,701									96,371	91,124
Total assets		1,581,414			1,636,952					1,581,414	1,636,952
Intercompany receivable (payable)		256,743			432,105					256,743	432,105
Goodwill		406,662			406,662					406,662	406,662
Capital expenditures	2,784									106,528	48,053
Depreciation, Depletion and Amortization	12,667									50,405	47,987
Smart & Final | Predecessor
Segment Information
Net sales												2,011,617
Cost of sales, distribution and store occupancy												1,692,963
Operating and administrative expenses												235,546
Income (loss) from operations												83,108
Capital expenditures												42,009
Depreciation, Depletion and Amortization												31,398
Cash & Carry
Segment Information
Net sales	87,424									865,311	784,947
Cost of sales, distribution and store occupancy	77,841									746,102	678,760
Operating and administrative expenses	6,418									57,963	53,240
Income (loss) from operations	3,165									61,246	52,947
Total assets		262,660			220,420					262,660	220,420
Intercompany receivable (payable)		(69,539)			(108,010)					(69,539)	(108,010)
Goodwill		204,580			204,580					204,580	204,580
Capital expenditures	336									5,229	2,198
Depreciation, Depletion and Amortization	2,148									3,659	3,713
Cash & Carry | Predecessor
Segment Information
Net sales												652,545
Cost of sales, distribution and store occupancy												567,142
Operating and administrative expenses												43,672
Income (loss) from operations												41,731
Capital expenditures												869
Depreciation, Depletion and Amortization												$ 2,892